Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings/ (Loss) Per Share
Schedule of computation of basic and diluted net loss per share

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Numerator:
Net (loss)/income	(7,179,742)	7,768,670	31,538,062	4,572,589
Net (loss)/income attributable to ordinary shareholders – basic	(7,179,742)	7,768,670	31,538,062	4,572,589
Dilution effect arising from convertible bonds	—	—	51,655	7,489
Net (loss)/income attributable to ordinary shareholders – diluted	(7,179,742)	7,768,670	31,589,717	4,580,078

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic	4,768,343	5,012,651	5,057,540	5,057,540
Adjustments for dilutive RSUs and share options	—	701,113	640,545	640,545
Conversion of convertible bonds to Class A ordinary shares	—	—	63,206	63,206
Weighted-average number of ordinary shares outstanding – diluted	4,768,343	5,713,764	5,761,291	5,761,291

(Loss)/earnings per share – basic	(1.51)	1.55	6.24	0.90
(Loss)/earnings per share –diluted	(1.51)	1.36	5.48	0.79